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                         SUPPLEMENT DATED APRIL 18, 2003
                              TO THE PROSPECTUS OF

                          CANADA LIFE'S PRESTIGE SERIES
                         VARIABLE UNIVERSAL LIFE POLICY
                                Dated May 1, 2002

                                 Issued Through
                 CANADA LIFE OF AMERICA VARIABLE LIFE ACCOUNT 1
                                       by
                    CANADA LIFE INSURANCE COMPANY OF AMERICA

On April 18, 2003, Canada Life is moving the administrative service office for our Variable Universal Life product to our Head Office in Atlanta, Georgia.

PLEASE BE SURE TO UTILIZE THE FOLLOWING ADDRESS, TELEPHONE AND FAX NUMBERS WHEN CONTACTING OUR OFFICE.

        On page 2 of the Prospectus, the mailing address has been revised as follows:

               MAILING ADDRESS:
               Canada Life Insurance Company of America
               P O Box 105662
               Atlanta, GA 30348-5662

        On page 1 of the Prospectus, the toll free number and the fax number have been revised as follows:
               TOLL FREE NUMBER:    (800) 905-1959 (Please Note: Voice Response
               Service is no longer available)
               FAX NUMBER:          (888) 670-4836

               PHYSICAL ADDRESS FOR DELIVERIES:
               Canada Life Insurance Company of America
               Attn:  Variable Life/Annuity Administration
               6201 Powers Ferry Road, NW
               Atlanta, GA 30339

As part of the transition, we will be upgrading our administrative platform. The only difference you may encounter with this new system is a change in your policy number format. Below is an example of how the policy number will change:

               Sample Previous Policy Number:      CL10099900
               Sample New Policy Number:           V100999


Please use this supplement with the May 1, 2002 Prospectus. Additional copies of the Variable Universal Life Policy's prospectus are available from Canada Life. Read this supplement and your prospectus carefully and keep both documents together for future reference.




Dated April 18, 2003